employee future benefits - Future benefit payments (Details) - Pension plans $ in Millions	Dec. 31, 2019 CAD ($)
1 year hence
employee future benefits
Estimated future benefit payments	$ 463
2 years hence
employee future benefits
Estimated future benefit payments	471
3 years hence
employee future benefits
Estimated future benefit payments	475
4 years hence
employee future benefits
Estimated future benefit payments	479
5 years hence
employee future benefits
Estimated future benefit payments	484
5 years hence and 10 years before
employee future benefits
Estimated future benefit payments	$ 2,473